497(j)

333-25549/811-02441

VIA EDGAR

May 4, 2006

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AGL Separate Account D ("Registrant")

American General Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-25549 and 811-02441

(WM Strategic Asset Manager Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2006 for AGL Separate Account D WM Strategic Asset Manager Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 13 and Amendment No. 111, as filed electronically with the Securities and Exchange Commission on May 1, 2006, accession number 0000950129-06-004656.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Associate General Counsel